SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total consolidated assets	$ 9,301,784	$ 8,883,690	$ 9,020,967
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	6,928,211	6,998,134	7,135,896
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	122,499	121,214	132,304
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	239,575	266,161	307,657
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,641,875	2,942,233	3,288,051
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,924,262	3,668,526	3,407,884
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	381,579	576,794	613,664
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	565,663	451,771	326,047
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,426,331	$ 856,991	$ 945,360